Cover	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Entity File Number	814-01946
Entity Registrant Name	GOLUB CAPITAL PRIVATE INCOME FUND I
Entity Central Index Key	0002082559
Entity Tax Identification Number	39-3589451
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false